Gains on Investment Securities and Dividends (Tables)	12 Months Ended
Mar. 31, 2015
Gains on Investment Securities and Dividends

Gains on investment securities and dividends in fiscal 2013, 2014 and 2015 consist of the following:

	Millions of yen
	2013	2014	2015
Net gains on investment securities	¥28,805	¥19,412	¥50,617
Dividends income, other	6,009	7,769	5,778

	¥34,814	¥27,181	¥56,395